CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,053		$ 4,459			$ 3,855
Restricted cash	100		100			100
Accounts and other receivables (net of allowance for doubtful accounts of $636 and $804, respectively)	1,382		1,659			2,180
Inventory	3,246		3,741			3,611
Prepaid expenses and other current assets	306		337			165
Total current assets	6,087		10,296			9,911
Property and equipment, net	48		60			698
Operating lease right-of-use assets	202		250			171
Deferred tax asset, net	27		28			56
Other intangible assets, net						260
Other assets	29		29			46
Total assets	6,393		10,663			11,142
Current liabilities:
Accounts payable	1,030		1,689			1,926
Accrued and other liabilities	1,895		1,814			5,040
Warranty liability, current	163		163			344
Operating lease liabilities, current	113		111			171
Total current liabilities	3,201		3,777			7,481
Operating lease liabilities, noncurrent	103		151
Common stock warrant liability	54		72
Total liabilities	3,358		4,000			7,481
Commitments and contingencies (Note 10)
Stockholders' equity:
Common stock, $0.001 par value; 300,000,000 shares authorized at June 30, 2024 and December 31, 2023; 506,680 and 404,437 shares issued and outstanding at June 30, 2024 and December 31, 2023, respectively
Additional paid-in capital	642,486		642,325			627,936
Accumulated deficit	(639,362)		(635,574)			(624,187)
Accumulated other comprehensive loss	(89)		(88)			(88)
Total stockholders' equity	3,035	$ 4,534	6,663	$ 6,738	$ 7,758	3,661	$ 44,334
Total liabilities and stockholders' equity	6,393		10,663			11,142
Series C convertible preferred stock
Stockholders' equity:
Preferred stock, 10,000,000 shares authorized: Series C convertible preferred stock, $0.001 par value; 95,388 shares issued and outstanding at June 30, 2024 and December 31, 2023